Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of contractual obligation [text block]
		Less than 1 year	1-3 Years	3-5 Years	More than 5 years
	Total	2019	2020 - 2021	2022-2023	2024 and over
Committed Exploration Expenditures	1,250	1,250	-	-	-

Minera Juanicipio (1) (2)	-	-	-	-	-

Office and other commitments	353	217	136	-	-
Total Obligations	1,603	1,467	136	-	-